FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2000

        Check here if Amendment [ ]:

        This Amendment (Check only one.):

                               [ ] is a restatement

                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey Halis
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Address:   10 East 50th Street, 21st Floor
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           New York, New York 10022
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Form 13F File Number: 28-7420
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey Halis
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Title:
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Phone:         212-588-9697
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Signature, Place, and Date of Signing:

/s/Jeffrey Halis
New York, New York               July 18, 2000


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
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Form 13F Information Table Entry Total:        48

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Form 13F Information Table Value Total:
                                          $78,833 (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       NONE
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Form 13F File Number 28-
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Name
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

                                                               FORM 13F
                                                             June 30, 2000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Brookline Bancorp               COM           113739106    676      59100   SH          Sole              59100
Capitol Federal Financial       COM           14057C106   4106     371200   SH          Sole             371200
Connecticut Bancshares          COM           207540105    870      59500   SH          Sole              59500
Empire Federal Bancorp          COM           291657104    909      76916   SH          Sole              76916
Evertrust Financial Group Inc.  COM           300412103   1761     172900   SH          Sole             172900
First Citizens Bancshares       CL A          31946M103    405       6809   SH          Sole               6809
First Fed Bankshares            COM           32020V100    662      84096   SH          Sole              84096
Harris Financial Inc.           COM           414541102     75      12057   SH          Sole              12057
Homestead Bancorp               COM           437698103    272      37491   SH          Sole              37491
Hudson City Bancorp             COM           443683107   4394     257500   SH          Sole             257500
Landmark Bancshares             COM           514928100    280      18500   SH          Sole              18500
Leeds Federal Bankshares Inc.   COM           524226107   1485     142245   SH          Sole             142245
Liberty Bancorp                 COM           529905101   1323     203596   SH          Sole             203596
Montgomery Financial            COM           613826106    138      16200   SH          Sole              16200
Peoples Bancorp IN              COM           709788103    399      29046   SH          Sole              29046
Pulaski Bancorp Inc.            COM           745548107    150      20400   SH          Sole              20400
River Valley Bancorp            COM           768475105    393      30500   SH          Sole              30500
Rome Bancorp Inc.               COM           775877103    959     130100   SH          Sole             130100
Willow Grove Bancorp            COM           97111E101   1320     132023   SH          Sole             132023
Alleghany Corp                  COM           017175100   2926      17415   SH          Sole              17415
CMP Group, Inc.                 COM           125887109   3292     112300   SH          Sole             112300
Deluxe Corporation              COM           248019101    735      31200   SH          Sole              31200
Harris Corp.                    COM           413875105   1588      48500   SH          Sole              48500
Huttig Building Products        COM           448451104   1353     328000   SH          Sole             328000
Lee Enterprises                 COM           523768109   3462     148500   SH          Sole             148500
Liberte Investors               COM           530154103     74      23117   SH          Sole              23117
Momentum Business Applications  COM           60877P108    599      81200   SH          Sole              81200
Octel Corp                      COM           675727101   4574     585500   SH          Sole             585500
Pactiv                          COM           695257105   2220     281900   SH          Sole             281900
Primex Technologies             COM           741597108   2082      94637   SH          Sole              94637
Redwood Trust Inc.              COM           758075402    878      62700   SH          Sole              62700
Sanmina Corp.                   COM           800907107   1847      21600   SH          Sole              21600
Teledyne Technologies Inc.      COM           879360105   5159     308000   SH          Sole             308000
Tenneco Automotive              COM           880349105    972     185100   SH          Sole             185100
Walter Industries               COM           93317Q105   4138     361852   SH          Sole             334552
Water Pik Technologies          COM           94113U100   1002     160300   SH          Sole             160300
Associated  Bank Corp.          COM           045487105    376      17218   SH          Sole              17218
Cardinal Health                 COM           14149Y108    740      10000   SH          Sole              10000
Commercial Federal              COM           201647104    202      12991   SH          Sole              12991
Fidelity National Financial In  COM           316326107   2055     112200   SH          Sole             112200
Magellan Health Services        COM           559079108    100      80100   SH          Sole              80100
Richmond County Financial       COM           764556106    499      26080   SH          Sole              26080
Florida Progress Corp.          COM           341109106    937      20000   SH          Sole              20000
MCN Energy Group Inc.           COM           55267J100   2411     112800   SH          Sole             112800
MediaOne Group Inc.             COM           58440J104   3073      46000   SH          Sole              46000
Schein Pharmaceutical Inc.      COM           806416103    378      17500   SH          Sole              17500
Seagate Technology Inc.         COM           811804103   5236      95200   SH          Sole              95200
Telephone & Data Sys.Inc.       COM           879433100   5348      53350   SH          Sole              53350